Financial Instruments - Derivative Financial Instruments and Hedging Activities (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt	$ 31,541,000,000	[1]	$ 30,462,000,000	[1]
Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	135,000,000	[2],[3]	776,000,000	[2],[3]
Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	160,000,000	[2],[4],[5]	31,000,000	[2],[4],[5]
Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	(477,000,000)	[2],[3]	94,000,000	[2],[3]
Currency Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	36,600,000,000
Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative asset, notional amount	17,500,000,000
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Currency Swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	(799,000,000)	[2],[3]	554,000,000	[2],[3]
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	0	[2],[4],[5]	0	[2],[4],[5]
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	(808,000,000)	[2],[3]	220,000,000	[2],[3]
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	823,000,000	[2],[3]	(66,000,000)	[2],[3]
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	0	[2],[4],[5]	0	[2],[4],[5]
Designated as Hedging Instrument [Member] | Cash Flow Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	332,000,000	[2],[3]	(126,000,000)	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Currency Swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	78,000,000	[2],[3]	156,000,000	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	0	[2],[4],[5]	(3,000,000)	[2],[4],[5]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	0	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	(1,000,000)	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	0	[2],[4],[5]	(3,000,000)	[2],[4],[5]
Designated as Hedging Instrument [Member] | Net Investment Hedging [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)			0	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging, Nonderivative Instruments [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	33,000,000	[2],[3]	133,000,000	[2],[3]
Designated as Hedging Instrument [Member] | Net Investment Hedging, Nonderivative Instruments [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	0	[2],[4],[5]	0	[2],[4],[5]
Designated as Hedging Instrument [Member] | Net Investment Hedging, Nonderivative Instruments [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Designated as Hedging Instrument [Member] | All other, net [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Designated as Hedging Instrument [Member] | All other, net [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	(3,000,000)	[2],[4],[5]	(1,000,000)	[2],[4],[5]
Designated as Hedging Instrument [Member] | All other, net [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Not Designated as Hedging Instrument [Member] | Currency Swap [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Not Designated as Hedging Instrument [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	(2,000,000)	[2],[4],[5]	(18,000,000)	[2],[4],[5]
Not Designated as Hedging Instrument [Member] | Currency Swap [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Comprehensive Income (Loss) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OCI (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Recognized in OID(a), (b), (c)	164,000,000	[2],[4],[5]	56,000,000	[2],[4],[5]
Not Designated as Hedging Instrument [Member] | Foreign currency forward-exchange contracts [Member] | Other Nonoperating Income (Expense) [Member] | Reclassification out of Accumulated Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains/(Losses) Reclassified from OCI into OID (Effective Portion)(a), (d)	0	[2],[3]	0	[2],[3]
Senior Debt, Two Billion Five Hundred Million Pound, Due June 2023 [Member] | Unsecured Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Long-term debt	$ 2,300,000,000

[1]	Amounts may not add due to rounding.
[2]	OID = Other (income)/deductions—net, included in Other (income)/deductions—net in the consolidated statements of income. OCI = Other comprehensive income/(loss), included in the consolidated statements of comprehensive income.
[3]	For derivative financial instruments in cash flow hedge relationships, the effective portion is included in Other comprehensive income/(loss)––Unrealized holding gains on derivative financial instruments, net. For derivative financial instruments in net investment hedge relationships and for foreign currency debt designated as hedging instruments, the effective portion is included in Other comprehensive income/(loss)––Foreign currency translation adjustments.
[4]	There was no significant ineffectiveness for any period presented.
[5]	Also includes gains and losses attributable to derivative instruments designated and qualifying as fair value hedges, as well as the offsetting gains and losses attributable to the hedged items in such hedging relationships.